Fair Value, Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Mortgages held for sale	$ 42,305	$ 44,791
Loans held for sale	6	1,176
Loans	6,206	5,916
MSRs (carried at fair value)	11,538	12,603
Fair Value Asset derivatives, netting	(62,108)	(81,143)
Fair Value Asset derivatives, net	23,816	27,553
Liabilities:
Netting, Derivative Liabilities	71,116	89,990
Fair Value Liability derivatives, net	(11,942)	(15,468)
Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	36,055	55,837
Total trading assets (excluding derivatives)	39,168	57,867
Securities available for sale	235,199	222,613
Mortgages held for sale	42,305	44,791
Loans held for sale	6	1,176
Loans	6,206	5,916
MSRs (carried at fair value)	11,538	12,603
Fair Value Asset derivatives, netting	(62,108)	(81,143)
Fair Value Asset derivatives, net	23,816	27,553
Other Assets, Excluding Derivatives	421	467
Total assets recorded at fair value	358,659	372,986
Liabilities:
Netting, Derivative Liabilities	71,116	89,990
Fair Value Liability derivatives, net	(11,942)	(15,468)
Total short sale liabilities	(10,365)	(10,832)
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	(83)	(142)
Total liabilities recorded at fair value	(22,390)	(26,442)
Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Derivative Asset, Fair Value	71,351	92,077
Liabilities:
Total derivative liabilities	(68,695)	(88,614)
Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Assets:
Derivative Asset, Fair Value	3,456	4,351
Liabilities:
Total derivative liabilities	(3,590)	(4,234)
Fair Value, Measurements, Recurring [Member] | Equity Contract [Member]
Assets:
Derivative Asset, Fair Value	3,783	3,768
Liabilities:
Total derivative liabilities	(4,164)	(3,661)
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets:
Derivative Asset, Fair Value	5,524	4,924
Liabilities:
Total derivative liabilities	(3,579)	(3,378)
Fair Value, Measurements, Recurring [Member] | Credit Contract [Member]
Assets:
Derivative Asset, Fair Value	1,810	3,576
Liabilities:
Total derivative liabilities	(2,952)	(5,454)
Fair Value, Measurements, Recurring [Member] | Other Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	(78)	(117)
Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	232,414	219,196
Trading Account Assets Other [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading assets (excluding derivatives)	3,113	2,030
US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	8,878	6,980
Securities available for sale	7,146	6,968
Liabilities:
Total short sale liabilities	(5,100)	(4,739)
US States and Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	1,633	2,491
Securities available for sale	38,676	32,593
Liabilities:
Total short sale liabilities	(9)	(2)
Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	13,386	35,067
Securities available for sale	133,184	132,740
Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	97,285	96,754
Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	15,931	17,836
Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	19,968	18,150
Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	742	1,582
Securities available for sale	13,188	8,599
Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	6,716	6,576
Securities available for sale	21,333	18,404
Liabilities:
Total short sale liabilities	(3,941)	(4,112)
Total asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	860	1,283
Securities available for sale	17,957	18,848
Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	5,928	6,727
Home Equity Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	918	932
Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	11,111	11,189
Other Debt Securities, Excluding Asset Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	930	1,044
Short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	(47)	(737)
Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	3,840	1,858
Securities available for sale	2,785	3,417
Liabilities:
Total short sale liabilities	(1,268)	(1,242)
Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	2,176	2,527
Other equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	609	890
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	8,585	5,024
Total trading assets (excluding derivatives)	10,735	6,871
Securities available for sale	2,223	2,552
Mortgages held for sale	0	0
Loans held for sale	0	0
Loans	0	0
MSRs (carried at fair value)	0	0
Fair Value Asset derivatives, netting	0	0
Fair Value Asset derivatives, net	467	506
Other Assets, Excluding Derivatives	136	88
Total assets recorded at fair value	13,561	10,017
Liabilities:
Netting, Derivative Liabilities	0	0
Fair Value Liability derivatives, net	(274)	(264)
Total short sale liabilities	(5,458)	(4,764)
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	0	0
Total liabilities recorded at fair value	(5,732)	(5,028)
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Derivative Asset, Fair Value	16	0
Liabilities:
Total derivative liabilities	(52)	(4)
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Contract [Member]
Assets:
Derivative Asset, Fair Value	432	471
Liabilities:
Total derivative liabilities	(199)	(229)
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets:
Derivative Asset, Fair Value	19	35
Liabilities:
Total derivative liabilities	(23)	(31)
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Credit Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Level 1 [Member] | Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	1,040	1,186
Level 1 [Member] | Trading Account Assets Other [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading assets (excluding derivatives)	2,150	1,847
Level 1 [Member] | US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	5,104	3,342
Securities available for sale	915	869
Liabilities:
Total short sale liabilities	(4,225)	(3,820)
Level 1 [Member] | US States and Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0	0
Level 1 [Member] | Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Level 1 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Level 1 [Member] | Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	125	317
Liabilities:
Total short sale liabilities	0	0
Level 1 [Member] | Total asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Level 1 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Home Equity Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 1 [Member] | Short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	0	0
Level 1 [Member] | Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	3,481	1,682
Securities available for sale	1,183	1,366
Liabilities:
Total short sale liabilities	(1,233)	(944)
Level 1 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	629	552
Level 1 [Member] | Other equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	554	814
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	26,483	48,779
Total trading assets (excluding derivatives)	27,370	48,847
Securities available for sale	205,537	188,205
Mortgages held for sale	39,055	41,381
Loans held for sale	6	1,176
Loans	185	5,893
MSRs (carried at fair value)	0	0
Fair Value Asset derivatives, netting	0	0
Fair Value Asset derivatives, net	83,051	105,202
Other Assets, Excluding Derivatives	123	135
Total assets recorded at fair value	355,327	390,839
Liabilities:
Netting, Derivative Liabilities	0	0
Fair Value Liability derivatives, net	(79,729)	(100,618)
Total short sale liabilities	(4,907)	(6,068)
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	(34)	(98)
Total liabilities recorded at fair value	(84,670)	(106,784)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Derivative Asset, Fair Value	70,277	91,022
Liabilities:
Total derivative liabilities	(68,244)	(88,164)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Assets:
Derivative Asset, Fair Value	3,386	4,351
Liabilities:
Total derivative liabilities	(3,541)	(4,234)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Contract [Member]
Assets:
Derivative Asset, Fair Value	2,747	2,737
Liabilities:
Total derivative liabilities	(3,239)	(2,797)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets:
Derivative Asset, Fair Value	5,481	4,873
Liabilities:
Total derivative liabilities	(3,553)	(3,324)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Credit Contract [Member]
Assets:
Derivative Asset, Fair Value	1,160	2,219
Liabilities:
Total derivative liabilities	(1,152)	(2,099)
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Level 2 [Member] | Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	204,729	187,521
Level 2 [Member] | Trading Account Assets Other [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading assets (excluding derivatives)	887	68
Level 2 [Member] | US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	3,774	3,638
Securities available for sale	6,231	6,099
Liabilities:
Total short sale liabilities	(875)	(919)
Level 2 [Member] | US States and Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	1,587	2,438
Securities available for sale	35,045	21,077
Liabilities:
Total short sale liabilities	(9)	(2)
Level 2 [Member] | Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	13,380	34,959
Securities available for sale	132,887	132,447
Level 2 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	97,285	96,754
Level 2 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	15,837	17,775
Level 2 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	19,765	17,918
Level 2 [Member] | Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Level 2 [Member] | Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	6,664	6,479
Securities available for sale	20,934	17,792
Liabilities:
Total short sale liabilities	(3,941)	(4,112)
Level 2 [Member] | Total asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	722	1,093
Securities available for sale	8,702	9,062
Level 2 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	7	86
Level 2 [Member] | Home Equity Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	867	650
Level 2 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	7,828	8,326
Level 2 [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	930	1,044
Level 2 [Member] | Short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	(47)	(737)
Level 2 [Member] | Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	356	172
Securities available for sale	808	684
Liabilities:
Total short sale liabilities	(35)	(298)
Level 2 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	753	631
Level 2 [Member] | Other equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	55	53
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	987	2,034
Total trading assets (excluding derivatives)	1,063	2,149
Securities available for sale	27,439	31,856
Mortgages held for sale	3,250	3,410
Loans held for sale	0	0
Loans	6,021	23
MSRs (carried at fair value)	11,538	12,603
Fair Value Asset derivatives, netting	0	0
Fair Value Asset derivatives, net	2,406	2,988
Other Assets, Excluding Derivatives	162	244
Total assets recorded at fair value	51,879	53,273
Liabilities:
Netting, Derivative Liabilities	0	0
Fair Value Liability derivatives, net	(3,055)	(4,576)
Total short sale liabilities	0	0
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	(49)	(44)
Total liabilities recorded at fair value	(3,104)	(4,620)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Derivative Asset, Fair Value	1,058	1,055
Liabilities:
Total derivative liabilities	(399)	(446)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Assets:
Derivative Asset, Fair Value	70	0
Liabilities:
Total derivative liabilities	(49)	0
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Equity Contract [Member]
Assets:
Derivative Asset, Fair Value	604	560
Liabilities:
Total derivative liabilities	(726)	(635)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets:
Derivative Asset, Fair Value	24	16
Liabilities:
Total derivative liabilities	(3)	(23)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Credit Contract [Member]
Assets:
Derivative Asset, Fair Value	650	1,357
Liabilities:
Total derivative liabilities	(1,800)	(3,355)
Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Other Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	(78)	(117)
Level 3 [Member] | Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	26,645	30,489
Level 3 [Member] | Trading Account Assets Other [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading assets (excluding derivatives)	76	115
Level 3 [Member] | US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0	0
Level 3 [Member] | US States and Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	46	53
Securities available for sale	3,631	11,516
Liabilities:
Total short sale liabilities	0	0
Level 3 [Member] | Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	6	108
Securities available for sale	297	293
Level 3 [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 3 [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	94	61
Level 3 [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	203	232
Level 3 [Member] | Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	742	1,582
Securities available for sale	13,188	8,599
Level 3 [Member] | Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	52	97
Securities available for sale	274	295
Liabilities:
Total short sale liabilities	0	0
Level 3 [Member] | Total asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	138	190
Securities available for sale	9,255	9,786
Level 3 [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	5,921	6,641
Level 3 [Member] | Home Equity Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	51	282
Level 3 [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	3,283	2,863
Level 3 [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Level 3 [Member] | Short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	0	0
Level 3 [Member] | Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	3	4
Securities available for sale	794	1,367
Liabilities:
Total short sale liabilities	0	0
Level 3 [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	794	1,344
Level 3 [Member] | Other equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	23
Netting [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Total trading assets (excluding derivatives)	0	0
Securities available for sale	0	0
Mortgages held for sale	0	0
Loans held for sale	0	0
Loans	0	0
MSRs (carried at fair value)	0	0
Fair Value Asset derivatives, netting	(62,108)	(81,143)
Fair Value Asset derivatives, net	(62,108)	(81,143)
Other Assets, Excluding Derivatives	0	0
Total assets recorded at fair value	(62,108)	(81,143)
Liabilities:
Netting, Derivative Liabilities	71,116	89,990
Fair Value Liability derivatives, net	71,116	89,990
Total short sale liabilities	0	0
Other Liabilities, Excluding Derivatives and Short Sale Liabilities	0	0
Total liabilities recorded at fair value	71,116	89,990
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Interest Rate Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Equity Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Credit Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Fair Value, Measurements, Recurring [Member] | Other Contract [Member]
Assets:
Derivative Asset, Fair Value	0	0
Liabilities:
Total derivative liabilities	0	0
Netting [Member] | Debt Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Trading Account Assets Other [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading assets (excluding derivatives)	0	0
Netting [Member] | US Treasury and Government [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0	0
Netting [Member] | US States and Political Subdivisions [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0	0
Netting [Member] | Mortgage Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Netting [Member] | Federal agencies [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Residential [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Commercial [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Collateralized debt obligations [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Netting [Member] | Corporate debt securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0	0
Netting [Member] | Total asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Netting [Member] | Auto loans and leases [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Home Equity Loans [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Other asset-backed securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Other Debt Securities, Excluding Asset Backed Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Short sale liabilities [Member] | Fair Value, Measurements, Recurring [Member]
Liabilities:
Total short sale liabilities	0	0
Netting [Member] | Equity Securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Total trading securities	0	0
Securities available for sale	0	0
Liabilities:
Total short sale liabilities	0	0
Netting [Member] | Perpetual preferred securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	0	0
Netting [Member] | Other equity securities [Member] | Fair Value, Measurements, Recurring [Member]
Assets:
Securities available for sale	$ 0	$ 0